Net loss per common unit (Tables) - Rubicon [Member]	12 Months Ended
Dec. 31, 2020
Schedule of Earnings Per Share, Basic and Diluted

	Year ended December 31,
	2020	2019
Net loss attributable to common unit holders (in thousands)	$(58,583)	$(60,436)
Weighted-average units used in computing net loss per common unit, basic and diluted	32,426,264	31,788,163
Net loss per common unit, basic and diluted	$(1.81)	$(1.90)

Schedule of Earnings Per Share, Diluted

	As of December 31,
	2020	2019
Series E warrants issued and outstanding	1,084,725	1,084,725